Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2021
Shares Fair Value
COMMON STOCK (99.5%)
Airlines ( 0.4% )
Mesa Air Group, Inc.
(a)
69,826 $ 651,477
Auto Parts & Equipment ( 2.5% )
Allison Transmission Holdings, Inc. 17,467 694,139
American Axle & Manufacturing Holdings, Inc.
(a)
35,711 369,609
Commercial Vehicle Group, Inc.
(a)
28,607 304,092
Douglas Dynamics, Inc. 15,208 618,814
Meritor, Inc.
(a)
29,120 681,990
Modine Manufacturing Co.
(a)
39,766 659,718
Standard Motor Products, Inc. 15,454 669,931
Tenneco, Inc., Class A
(a)
17,298 334,197
4,332,490
Banks ( 15.1% )
Amalgamated Financial Corp. 22,044 344,548
American National Bankshares , Inc. 10,128 314,880
Bar Harbor Bankshares 11,358 325,066
BayCom Corp.
(a)
18,585 333,601
Cadence BanCorp 8,318 173,680
Camden National Corp. 7,382 352,564
Carter Bankshares , Inc.
(a)
11,155 139,549
Civista Bancshares, Inc. 27,691 611,971
CNB Financial Corp. 29,612 675,746
Community Trust Bancorp, Inc. 8,512 343,715
ConnectOne Bancorp, Inc. 27,917 730,588
Customers Bancorp, Inc.
(a)
16,709 651,484
Dime Community Bancshares, Inc. 18,478 621,230
Equity Bancshares, Inc., Class A
(a)
14,456 440,763
Farmers National Banc Corp. 23,182 359,553
Financial Institutions, Inc. 23,943 718,290
First Bank/Hamilton NJ 25,868 350,253
First Busey Corp. 29,837 735,780
First Commonwealth Financial Corp. 46,574 655,296
First Internet Bancorp 10,393 321,975
Flagstar Bancorp, Inc. 14,687 620,820
Great Southern Bancorp, Inc. 12,088 651,543
Great Western Bancorp, Inc. 21,359 700,362
Hancock Whitney Corp. 9,145 406,404
Hanmi Financial Corp. 37,116 707,431
Heartland Financial USA, Inc. 7,460 350,545
Hope Bancorp, Inc. 42,164 597,886
Horizon Bancorp, Inc./IN 39,912 695,666

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Banks (15.1%) (continued)
Independent Bank Corp. 32,224 $ 699,583
Mercantile Bank Corp. 10,286 310,637
Merchants Bancorp/IN 17,032 668,336
Metropolitan Bank Holding Corp.
(a)
5,438 327,476
Midland States Bancorp, Inc. 25,792 677,556
MidWestOne Financial Group, Inc. 25,008 719,480
Old Second Bancorp, Inc. 25,533 316,609
OP Bancorp 30,629 308,128
Orrstown Financial Services, Inc. 15,753 363,422
PacWest Bancorp 17,009 700,090
Peapack -Gladstone Financial Corp. 10,932 339,657
Peoples Bancorp, Inc. 20,273 600,486
Preferred Bank/Los Angeles CA 5,442 344,315
Premier Financial Corp. 13,776 391,376
QCR Holdings, Inc. 14,865 714,858
RBB Bancorp 23,842 577,453
Sierra Bancorp 13,490 343,321
Synovus Financial Corp. 14,041 616,119
The First of Long Island Corp. 17,678 375,304
Umpqua Holdings Corp. 43,335 799,531
Univest Financial Corp. 23,952 631,614
Webster Financial Corp. 12,345 658,482
Western New England Bancorp, Inc. 40,901 333,343
25,748,365
Building Materials ( 4.4% )
Apogee Enterprises, Inc. 19,133 779,287
Beazer Homes USA, Inc.
(a)
16,829 324,631
Caesarstone , Ltd. 38,798 572,659
Century Communities, Inc. 4,421 294,173
Forestar Group, Inc.
(a)
28,930 604,926
Griffon Corp. 13,288 340,572
JELD-WEN Holding, Inc.
(a)
13,432 352,724
KB Home 11,647 474,266
MDU Resources Group, Inc. 19,927 624,512
Meritage Homes Corp.
(a)
6,115 575,299
Patrick Industries, Inc. 7,391 539,543
Quanex Building Products Corp. 28,024 696,116
Tri Pointe Homes, Inc.
(a)
19,157 410,535
Tutor Perini Corp.
(a)
47,154 653,083
Winnebago Industries, Inc. 4,687 318,529
7,560,855
Chemicals ( 2.7% )
AdvanSix , Inc.
(a)
21,216 633,510

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2021
Shares Fair Value
Chemicals (2.7%) (continued)
American Vanguard Corp. 19,041 $ 333,408
Ashland Global Holdings, Inc. 3,662 320,425
Cabot Corp. 10,698 609,037
Ingevity Corp.
(a)
9,783 795,945
Koppers Holdings, Inc.
(a)
10,600 342,910
Kraton Corp.
(a)
17,959 579,896
The Chemours Co. 17,918 623,546
Valhi, Inc. 13,036 317,166
4,555,843
Coal Operations ( 0.2% )
SunCoke Energy, Inc. 57,974 413,934
Commercial Services ( 4.7% )
BGSF, Inc. 24,724 305,094
Cars.com, Inc.
(a)
55,313 792,635
CoreCivic , Inc.
(a)
61,159 640,335
GP Strategies Corp.
(a)
43,333 681,195
ManpowerGroup , Inc. 3,727 443,178
Mimecast, Ltd.
(a)
13,547 718,668
Radiant Logistics, Inc.
(a)
24,701 171,178
Resources Connection, Inc. 49,377 709,054
The Aaron's Co., Inc. 19,854 635,129
The Hackett Group, Inc. 41,550 748,731
Triton International, Ltd. 12,384 648,179
TrueBlue , Inc.
(a)
25,277 710,536
Yelp, Inc.
(a)
19,179 766,393
7,970,305
Computers ( 2.1% )
CommVault Systems, Inc.
(a)
8,015 626,532
CSG Systems International, Inc. 14,700 693,546
Maximus, Inc. 7,233 636,287
NetScout Systems, Inc.
(a)
11,344 323,758
StarTek , Inc.
(a)
45,461 324,137
Tenable Holdings, Inc.
(a)
7,648 316,245
Teradata Corp.
(a)
12,634 631,321
3,551,826
Distribution/Wholesale ( 0.8% )
Resideo Technologies, Inc.
(a)
22,624 678,720
ScanSource , Inc.
(a)
21,646 608,902
    1,287,622

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Diversified Financial Services ( 2.5% )
Affiliated Managers Group, Inc. 2,148 $ 331,243
Alliance Data Systems Corp. 6,088 634,309
Evercore , Inc., Class A 4,770 671,473
Moelis & Co., Class A 13,790 784,513
NMI Holdings, Inc., Class A
(a)
15,228 342,325
PJT Partners, Inc. 8,597 613,654
RE/MAX Holdings, Inc. 18,750 624,937
Sculptor Capital Management, Inc. 13,249 325,793
4,328,247
Education ( 0.5% )
Graham Holdings Co., Class B 1,026 650,382
Grand Canyon Education, Inc.
(a)
2,925 263,162
913,544
Electric ( 0.8% )
NorthWestern Corp. 10,714 645,197
Otter Tail Corp. 13,800 673,578
1,318,775
Electrical Components & Equipment ( 1.5% )
IntriCon Corp.
(a)
28,845 648,436
Jabil, Inc. 15,010 872,381
Kimball Electronics, Inc.
(a)
14,638 318,230
Sanmina Corp.
(a)
15,524 604,815
Vishay Intertechnology , Inc. 7,302 164,660
2,608,522
Electronics ( 0.7% )
OSI Systems, Inc.
(a)
7,053 716,867
SYNNEX Corp. 3,708 451,486
1,168,353
Engineering & Construction ( 1.1% )
Mistras Group, Inc.
(a)
48,770 479,409
Primoris Services Corp. 21,024 618,736
Sterling Construction Co., Inc.
(a)
30,524 736,544
1,834,689
Food ( 0.6% )
Ingredion, Inc. 3,455 312,677
TreeHouse Foods, Inc.
(a)
14,438 642,780
955,457
Forest Products & Paper ( 0.9% )
Clearwater Paper Corp.
(a)
18,925 548,257
Neenah, Inc. 12,115 607,810

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2021
Shares Fair Value
Forest Products & Paper (0.9%) (continued)
Schweitzer-Mauduit International, Inc. 7,966 $ 321,667
1,477,734
Gambling (Non-Hotel) ( 0.6% )
Golden Entertainment, Inc.
(a)
7,262 325,338
Red Rock Resorts, Inc., Class A
(a)
16,345 694,662
1,020,000
Healthcare Products ( 1.3% )
Bioventus , Inc.
(a)
18,760 330,176
Haemonetics Corp.
(a)
9,645 642,743
Natus Medical, Inc.
(a)
12,226 317,632
NextGen Healthcare, Inc.
(a)
20,787 344,856
Surmodics , Inc.
(a)
12,192 661,416
2,296,823
Healthcare Services ( 4.1% )
Computer Programs and Systems, Inc.
(a)
9,826 326,518
Covetrus , Inc.
(a)
17,060 460,620
Envista Holdings Corp.
(a)
15,595 673,860
Hanger, Inc.
(a)
26,441 668,428
Hill-Rom Holdings, Inc. 6,357 722,092
Inovalon Holdings, Inc., Class A
(a)
27,020 920,842
LHC Group, Inc.
(a)
3,100 620,806
Premier, Inc., Class A 16,050 558,379
Select Medical Holdings Corp. 17,397 735,197
United Therapeutics Corp.
(a)
3,283 589,003
US Physical Therapy, Inc. 6,141 711,558
6,987,303
Home Builders ( 0.2% )
MDC Holdings, Inc. 5,682 287,509
Home Furnishings ( 0.7% )
Ethan Allen Interiors, Inc. 13,222 364,927
Hooker Furniture Corp. 9,391 325,304
La-Z-Boy, Inc. 15,141 560,823
1,251,054
Hotels ( 0.7% )
Bluegreen Vacations Holding Corp.
(a)
32,599 586,782
Travel + Leisure Co. 10,246 609,125
    1,195,907

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Household Products ( 0.4% )
Ennis, Inc. 30,316 $ 652,400
Insurance ( 3.6% )
CNO Financial Group, Inc. 27,097 640,031
Donegal Group, Inc., Class A 21,604 314,770
Essent Group, Ltd. 6,883 309,391
First American Financial Corp. 11,990 747,576
Horace Mann Educators Corp. 8,792 328,997
Kemper Corp. 9,295 686,901
MGIC Investment Corp. 22,691 308,598
Old Republic International Corp. 27,815 692,872
ProSight Global, Inc.
(a)
28,382 362,154
Radian Group, Inc. 14,375 319,844
Stewart Information Services Corp. 13,531 767,072
Universal Insurance Holdings, Inc. 45,746 634,954
6,113,160
Machinery - Diversified ( 2.2% )
Argan , Inc. 12,774 610,470
Astec Industries, Inc. 9,756 614,043
Curtiss-Wright Corp. 5,110 606,864
Luxfer Holdings PLC 17,437 387,973
Tennant Co. 8,011 639,678
Terex Corp. 14,366 684,109
Thermon Group Holdings, Inc.
(a)
13,286 226,393
3,769,530
Media ( 1.8% )
Gray Television, Inc. 28,461 665,987
Hemisphere Media Group, Inc.
(a)
26,652 314,494
Meredith Corp.
(a)
17,475 759,114
Nexstar Media Group, Inc., Class A 4,699 694,888
The EW Scripps Co., Class A 30,853 629,093
3,063,576
Metal Fabricate & Hardware ( 0.9% )
Insteel Industries, Inc. 9,037 290,540
Ryerson Holding Corp.
(a)
41,292 602,863
Worthington Industries, Inc. 10,329 631,928
1,525,331
Miscellaneous Manufacturing ( 6.3% )
Alcoa Corp.
(a)
22,313 822,011
Axalta Coating Systems, Ltd.
(a)
12,055 367,557
Belden, Inc. 6,458 326,581
Brady Corp., Class A 6,915 387,517

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2021
Shares Fair Value
Miscellaneous Manufacturing (6.3%) (continued)
Carriage Services, Inc. 20,008 $ 739,696
Crane Co. 6,693 618,232
Energizer Holdings, Inc. 8,229 353,682
Hillenbrand, Inc. 14,574 642,422
Huntington Ingalls Industries, Inc. 3,814 803,800
Ichor Holdings, Ltd.
(a)
5,757 309,727
L B Foster Co., Class A
(a)
37,576 700,417
Matthews International Corp. 11,270 405,269
Moog, Inc., Class A 7,563 635,746
O-I Glass, Inc.
(a)
35,741 583,650
Park-Ohio Holdings Corp. 20,991 674,651
Pilgrim's Pride Corp.
(a)
29,982 665,001
Sanderson Farms, Inc. 2,020 379,699
Unifi, Inc.
(a)
24,494 596,674
US Ecology, Inc.
(a)
17,486 656,075
10,668,407
Office Furnishings ( 0.4% )
Interface, Inc. 47,519 727,041
Oil & Gas ( 5.7% )
Berry Corp. 108,270 727,574
Cimarex Energy Co. 9,276 672,046
CVR Energy, Inc. 35,998 646,524
Equitrans Midstream Corp. 79,099 673,132
HollyFrontier Corp. 18,701 615,263
MRC Global, Inc.
(a)
69,070 649,258
National Fuel Gas Co. 12,562 656,365
Ovintiv , Inc. 14,021 441,241
PDC Energy, Inc. 14,635 670,137
Penn Virginia Corp.
(a)
27,611 651,896
ProPetro Holding Corp.
(a)
64,306 589,043
SilverBow Resources, Inc.
(a)
15,077 350,088
Solaris Oilfield Infrastructure, Inc., Class A 64,513 628,357
Southwest Gas Holdings, Inc. 10,501 695,061
Spire, Inc. 9,296 671,822
Whiting Petroleum Corp.
(a)
6,608 360,466
9,698,273
Pharmaceuticals ( 2.9% )
Amphastar Pharmaceuticals, Inc.
(a)
38,004 766,161
ANI Pharmaceuticals, Inc.
(a)
20,851 730,828
Emergent BioSolutions , Inc.
(a)
10,676 672,481

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Pharmaceuticals (2.9%) (continued)
Harmony Biosciences Holdings, Inc.
(a)
22,045 $ 622,330
PRA Health Sciences, Inc.
(a)
3,912 646,301
Prestige Consumer Healthcare, Inc.
(a)
14,249 742,373
USANA Health Sciences, Inc.
(a)
7,952 814,523
4,994,997
Real Estate Investment Trusts ( 7.8% )
Apple Hospitality REIT, Inc. 45,392 692,682
Brixmor Property Group, Inc. REIT 31,424 719,295
CareTrust REIT, Inc. 26,497 615,525
Chatham Lodging Trust REIT
(a)
49,086 631,737
City Office REIT, Inc. 31,287 388,897
Clipper Realty, Inc. REIT 37,751 277,470
Community Healthcare Trust, Inc. REIT 7,500 355,950
Corporate Office Properties Trust REIT 23,438 656,030
Cousins Properties, Inc. REIT 8,346 306,966
Easterly Government Properties, Inc. REIT 29,276 617,138
EastGroup Properties, Inc. REIT 2,601 427,734
Getty Realty Corp. REIT 17,090 532,353
Highwoods Properties, Inc. REIT 15,333 692,592
Industrial Logistics Properties Trust REIT 21,925 573,119
National Health Investors, Inc. REIT 8,154 546,726
National Storage Affiliates Trust REIT 14,187 717,295
NETSTREIT Corp. REIT 25,725 593,218
Physicians Realty Trust REIT 32,834 606,444
PS Business Parks, Inc. REIT 3,836 568,035
Retail Opportunity Investments Corp. REIT 19,483 344,070
Sabra Health Care REIT, Inc. 15,588 283,702
Service Properties Trust REIT 43,321 545,845
The GEO Group, Inc. REIT 46,982 334,512
Urstadt Biddle Properties, Inc., Class A REIT 36,293 703,358
Whitestone REIT 69,610 574,283
13,304,976
Recreational Vehicles ( 0.9% )
MasterCraft Boat Holdings, Inc.
(a)
11,883 312,404
OneWater Marine, Inc. 12,247 514,742
Polaris, Inc. 5,121 701,372
1,528,518
Retail ( 8.0% )
AutoNation, Inc.
(a)
7,182 680,925
Build-A-Bear Workshop, Inc., Class A
(a)
21,721 375,990
Caleres , Inc. 25,668 700,480
Carrols Restaurant Group, Inc.
(a)
55,239 331,986

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

Quarterly Report I June 30, 2021
Shares Fair Value
Retail (8.0%) (continued)
Carter's, Inc. 6,047 $ 623,869
Culp, Inc. 45,892 748,040
Del Taco Restaurants, Inc. 61,812 618,738
Delta Apparel, Inc.
(a)
10,039 296,351
Dine Brands Global, Inc.
(a)
7,087 632,515
Foot Locker, Inc. 11,095 683,785
Herbalife Nutrition, Ltd.
(a)
7,630 402,330
JOANN, Inc. 43,785 689,614
Movado Group, Inc. 11,749 369,741
Nu Skin Enterprises, Inc., Class A 6,727 381,085
Party City Holdco, Inc.
(a)
76,959 718,027
PVH Corp.
(a)
6,046 650,489
Qurate Retail, Inc., Class A
(a)
55,877 731,430
Rush Enterprises, Inc. 13,598 587,977
The Wendy's Co. 29,180 683,396
Tilly's, Inc., Class A 29,621 473,344
Tupperware Brands Corp.
(a)
24,469 581,139
Vector Group, Ltd. 50,071 708,004
Wolverine World Wide, Inc. 9,189 309,118
World Fuel Services Corp. 20,451 648,910
13,627,283
Savings & Loans ( 1.3% )
Flushing Financial Corp. 22,399 480,010
FS Bancorp, Inc. 10,170 724,816
Home Bancorp, Inc. 9,697 369,553
Investors Bancorp, Inc. 22,551 321,577
New York Community Bancorp, Inc. 29,783 328,209
2,224,165
Semiconductors ( 2.0% )
Cirrus Logic, Inc.
(a)
8,727 742,842
Cohu , Inc.
(a)
18,224 670,461
DSP Group, Inc.
(a)
10,322 152,766
MaxLinear , Inc.
(a)
18,618 791,079
Onto Innovation, Inc.
(a)
4,908 358,480
Ultra Clean Holdings, Inc.
(a)
12,596 676,657
3,392,285
Software ( 0.8% )
BM Technologies, Inc.
(a)
6,893 85,749
ePlus , Inc.
(a)
6,677 578,829

Schedule of Investments
June 30, 2021 (Unaudited)
CornerCap Small-Cap Value Fund

www.cornercapfunds.com
Shares Fair Value
Software (0.8%) (continued)
Progress Software Corp. 15,017 $ 694,536
1,359,114
Technology ( 0.4% )
Xerox Holdings Corp. 26,604 624,928
Telecommunications ( 3.2% )
ATN International, Inc. 11,983 545,107
Casa Systems, Inc.
(a)
47,169 418,389
CommScope Holding Co., Inc.
(a)
34,866 742,995
Extreme Networks, Inc.
(a)
42,615 475,583
TEGNA, Inc. 36,766 689,730
Telephone and Data Systems, Inc. 28,824 653,152
U.S. Cellular Corp.
(a)
17,962 652,200
Viavi Solutions, Inc.
(a)
42,987 759,150
Zix Corp.
(a)
68,050 479,753
5,416,059
Transportation ( 1.8% )
ArcBest Corp. 8,410 489,378
Ryder System, Inc. 4,355 323,707
Schneider National, Inc., Class B 30,512 664,246
SFL Corp., Ltd. 43,991 336,531
Universal Logistics Holdings, Inc. 25,931 604,192
USA Truck, Inc.
(a)
43,933 706,004
3,124,058
TOTAL COMMON STOCK (COST $144,429,781) 169,530,735
INVESTMENTS, AT VALUE (COST $144,429,781) 99.5% 169,530,735
TOTAL ASSETS IN EXCESS OF OTHER LIABILITIES 0.5% 870,054
NET ASSETS 100.0% $ 170,400,789
(a) Non-income producing security.
Common Abbreviations:
PLC Public Limited Company
REIT Real Estate Investment Trust

Schedule of Investments
June 30, 2021 (Unaudited)
Quarterly Report I June 30, 2021

1. ORGANIZATION
The CornerCap Group of Funds was organized on January 6, 1986 as a Massachusetts Business Trust (the “Trust”) and is
registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The
Trust currently consists of the CornerCap Small-Cap Value Fund (the “Fund”). The Fund currently offers Investor Shares and Institutional Shares.
The Fund’s investment objective is long-term capital appreciation with a secondary objective of generating income from dividends or interest on securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies”. The
following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Security Valuation – Portfolio securities including common stocks that are listed on national securities exchanges or the
NASDAQ National Market System are valued at the last sale price or official close as of 4:00 p.m. Eastern time or, in the absence of recorded sales, at the closing bid price on such exchanges or such system. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Unlisted securities that are not included on such exchanges or systems are valued at the quoted bid prices on the over‐the counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the fair value hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund’s Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.
Security Transactions, Investment Income and Other – Security transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Withholding taxes on foreign dividends have been provided in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

Schedule of Investments
June 30, 2021 (Unaudited)

www.cornercapfunds.com
REITs – The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations. It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital.
The Fund may include the gross dividends from such REITs in income or may utilize estimates of any potential REIT dividend reclassifications in the Fund’s annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may be designated as a return of capital, require reclassification, or be under distributed on an excise basis and subject to excise tax. Any reclassifications are treated as permanent book to tax differences and are reclassified within the components of net assets on the Statement of Assets and Liabilities, rather than reclassifying such amounts on the
Statements of Operations.
Federal Income Taxes – For Federal income tax purposes, the Fund currently qualifies, and intends to remain qualified, as a regulated investment company (“RIC”) under the provisions of Subchapter M of the Internal Revenue Code of 1986
(“Code”), as amended, by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including any excess realized gain which has not been offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made. As of and during the period ended June 30, 2021 (Unaudited), the Fund did not have a liability for any unrecognized tax benefits. The Fund files
U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.
Distributions to Shareholders – Distributions from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of the Fund.
Expenses that are directly attributable to more than one investment portfolio are allocated among the respective Funds in an equitable manner.
CornerCap Small-Cap Value Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.
Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Schedule of Investments
June 30, 2021 (Unaudited)
Quarterly Report I June 30, 2021

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:
Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability;
and
Level 3 – Significant unobservable prices or inputs (including each Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.
The following is a summary of investments based on the inputs used to value the Fund’s investments as of June 30, 2021
(Unaudited):
For the period ended June 30, 2021 , the Fund did not have significant unobservable inputs (Level 3) used in determining fair value of any investments. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Fund did not hold any derivative instruments at any time during the period .
CornerCap Small-Cap Value Fund:
Valuation Inputs
Investments at Value * Level 1 Level 2 Level 3 Total
Common Stocks $ 169,530,735 $ – $ – $ 169,530,735
Total $ 169,530,735 $ – $ – $ 169,530,735
* See Schedule of Investments for industry classification